MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013,

NOVEMBER 14, 2013, NOVEMBER 15, 2013, AND DECEMBER 10, 2013

The date of this Supplement is December 17, 2013.

As of December 16, 2013, the Mercer US Short Maturity Fixed Income Fund has been liquidated and terminated and is no longer available for sale.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, AND DECEMBER 10, 2013

The date of this Supplement is December 17, 2013.

As of December 16, 2013, the Mercer US Short Maturity Fixed Income Fund has been liquidated and terminated and is no longer available for sale.